Transactions with Related Parties - Summary of Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Financings payable—Interest expense	$ 149,768	$ 124,708	$ 85,589
PennyMac Financial Services, Inc. [Member]
Related Party Transaction [Line Items]
Financings payable—Interest expense	7,830	3,343	0
PennyMac Financial Services, Inc. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Financings payable—Interest expense	7,830	3,343	0
PNMAC Capital Management LLC [Member]
Related Party Transaction [Line Items]
Conditional Reimbursements paid to PCM	$ 0	$ 237	$ 860